Fair Value Measurements - Schedule of modified black- scholes option pricing model (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Risk-free interest rate		0.41%	2.59%	2.82%
Expected term (years)		6 years 1 month 9 days	6 years 1 month 9 days	8 years 1 month 28 days
Expected volatility		43.52%	36.93%	62.48%
Apex Technology Acquisition Corp [Member]
Risk-free interest rate	0.95%	0.42%
Expected term (years)	5 years 36 days	5 years 146 days
Expected volatility	34.80%	34.50%
Exercise price	$ 11.50	$ 11.50
Fair value of Units	$ 11.08	$ 15.01